Financial Instruments - Summary of Net Cash Position (Detail) - USD ($) $ in Thousands		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents		$ 105,633	$ 96,929	$ 85,444	$ 99,829
Investments		289,551	205,776
Long-term debt (includes current portion)	[1]	(16,800)	(33,600)
Net cash position		$ 378,384	$ 269,105

[1]	Before netting off debt issuance cost of $52 and $178 as at March 31, 2021 and March 31, 2020, respectively.